Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2020
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Disclosure of intangible assets and goodwill
As of June 30, 2020, and December 31, 2019, Company’s intangible assets are as follows:

	June 30, 2020		December 31, 2019
Rights to produce and distribute Coca-Cola trademark products	Ps.	79,753	Ps.	81,255
Goodwill		24,832		25,833
Other indefinite lived intangible assets		1,214		1,165
Technology cost and management systems		2,602		2,625
Systems in development		489		690
Others		449		482

	Ps.	109,339	Ps.	112,050

Summary of allocation for amortization expense
For the
six-month
period ended June 30, 2020 and 2019, allocation for amortization expense is as follows:

	June 30, 2020		June 30, 2019
Cost of goods sold	Ps.	12	Ps.	14
Administrative expenses		394		394
Selling expenses		91		125

	Ps.	497	Ps.	533